Short-term and restricted bank deposits (Narrative) (Details) - Fixed interest rate [Member] - USD [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial instruments by type of interest rate [line items]
Period of bank deposits	102-371
Minimum [Member]
Disclosure of financial instruments by type of interest rate [line items]
Deposit interest rate	4.71%	5.45%
Maximum [Member]
Disclosure of financial instruments by type of interest rate [line items]
Deposit interest rate	5.37%	6.39%